Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net (Textual)
Depreciation expenses	$ 88,289	$ 55,212	$ 50,826